Cover Page	6 Months Ended
Apr. 30, 2021
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Li-Cycle Holdings Corp.
Entity Central Index Key	0001828811
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A6
Entity Address, Country	CA